NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTAL AND TOTAL S.A (Tables)	12 Months Ended
Jan. 03, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The below table summarizes our transactions with SunPower for fiscal year 2020 subsequent to the Spin-off, in relation to these agreements:

Fiscal Year Ended
(In thousands)	January 3, 2021
Charges from product collaboration agreement	$10,846
Net charges from transition service agreement	6,229
We had the following balances related to transactions with SunPower as of January 3, 2021 and December 29, 2019:

	As of
(In thousands)	January 3, 2021	December 29, 2019
Accounts receivable	$31,967	$51,767
Prepaid expenses and other current assets	9,665	—
Other receivables, non-current	1,458	—
Accounts payable	901	—
Accrued liabilities (Note 6)	7,942	—

The following related party balances and amounts are associated with transactions entered into with Total and its affiliates:

	As of
(In thousands)	January 3, 2021	December 29, 2019
Accounts receivable	$1,273	$2,734
Accounts payable(1)	3,100	4,921
Contract liabilities, current portion(1), (2)	9,405	18,786
Contract liabilities, net of current portion(2)	33,066	35,427
(1)In connection with obtaining solar module supplies related to one solar project, we incurred charges of $3.1 million, that will be paid directly to Total in fiscal year 2021.
(2)Refer to Note 9. Commitments and Contingencies—Advances from Customers.

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019	December 30, 2018
Revenue	$73,599	$33,371	$27,785
Interest expense incurred on the 4.00% debentures acquired by Total(1)	2,667	4,000	4,000
(1)Represents Total share of the 4.00% debentures issued by SunPower in December 2015. The proceeds were used to finance our solar cell manufacturing facility in the Philippines which relates to our historical business. As such, the related interest expense was reflected in the Consolidated and Combined Statements of Operations prior to Spin-off. The related obligation on the 4.00% debentures were not transferred to us as part of the Spin-off.
Related-party transactions with Huansheng are as follows:

	As of
(In thousands)	January 3, 2021	December 29, 2019
Accounts payable	$35,477	$62,811
Accrued liabilities	4,943	3,679

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019
Payments made to investee for products/services	$267,247	$295,415

Schedule of Net Parent Contribution (Distribution), By Component
The components of Net parent (distribution) contribution on the Consolidated and Combined Statements of Equity for fiscal years 2020, 2019 and 2018 were as follows:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019	December 30, 2018
General financing activities	$(22,163)	$61,971	$152,239
Acquisition of intellectual property	(100,000)	—	—
Separation cost	(25,000)	—	—
Excess cash	(8,996)	—	—
Corporate allocations	9,238	26,096	18,822
Interest expense financed and paid by SunPower	12,167	19,485	17,000
Stock-based compensation expense	5,168	7,135	8,580
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity	$(129,586)	$114,687	$196,641

Schedule of Net Parent Contribution (Distribution), Reconciliation To Cash Flow	A reconciliation of Net parent (distribution) contribution in the Consolidated and Combined Statements of Equity to the corresponding amount presented on the Consolidated and Combined Statements of Cash Flows for the periods presented was as follows:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019	December 30, 2018
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity	$(129,586)	$114,687	$196,641
Interest expense financed and paid by SunPower	(12,167)	(19,485)	(17,000)
Stock-based compensation expense	(5,168)	(7,135)	(8,580)
Other	12,925	4,342	28
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Cash Flows	$(133,996)	$92,409	$171,089